Note 19 - Stock Options and Nonvested Shares - Fair Value Assumptions (Details) - 2004 Stock Incentive Plan [Member]	12 Months Ended
Dec. 31, 2013
Weighted average risk free rate of return (Dimensionless number)	1.40%
Weighted average expected option life (in years) (Year)	6 years 51 days
Expected volatility rate (Dimensionless number)	76.67%